DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares					Fair Value
	COMMON STOCKS — 11.1%
	BANKING - 11.1%
685,000	First BanCorporation				$ 8,987,200
380,000	Popular, Inc.				31,061,200
	TOTAL COMMON STOCKS (Cost $19,436,086)				40,048,400

	EXCHANGE-TRADED FUNDS — 33.5%
	EQUITY - 33.5%
139,300	iShares MSCI EAFE ETF				10,252,480
160,000	iShares MSCI Emerging Markets ETF				7,224,000
150,000	iShares Russell 2000 ETF				30,790,500
113,400	SPDR S&P 500 ETF Trust				51,215,976
30,500	SPDR S&P CHINA ETF				2,687,508
201,000	Vanguard FTSE Emerging Markets ETF				9,272,130
156,000	VANGUARD MSCI EUROPE ETF				9,715,680
	TOTAL EXCHANGE-TRADED FUNDS (Cost $104,695,411)				121,158,274

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
222,686	CFSC Mortgage Trust(a)		3.7700	03/25/23	222,686
4,900	CFSC Mortgage Trust(a)		8.0000	03/25/23	—
1,229,547	Federal National Mortgage Association(b)(c)	US0001M + 6.000%	5.5430	07/25/38	178,405
61,898	Government National Mortgage Association(a)		7.5000	12/01/22	61,898
984	Lehman Brothers Grantor Trust(a)		15.0000	10/24/23	—
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $378,764)				462,989

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 43.1%
	FEDERAL HOME LOAN MORTGAGE CORP. — 0.6%(d)
3,509	Federal Home Loan Mortgage Corporation B70084	7.5000	06/01/23	$ 3,522
528,725	Federal Home Loan Mortgage Corporation D97349	6.0000	09/01/25	564,758
25,340	Federal Home Loan Mortgage Corporation D75702	7.5000	01/01/26	26,552
31,861	Federal Home Loan Mortgage Corporation D79168	8.0000	02/01/27	32,373
883,635	Federal Home Loan Mortgage Corporation J20654	3.0000	08/01/27	899,421
125,597	Federal Home Loan Mortgage Corporation C10178	6.5000	05/01/28	135,099
341,530	Federal Home Loan Mortgage Corporation P51380	5.5000	03/01/36	357,683
191,602	Federal Home Loan Mortgage Corporation C02554	6.0000	06/01/36	208,369
				2,227,777
	FEDERAL MORTGAGE OBLIGATIONS — 0.0%
2,338	R&G Federal Mortgage Trust(a)	–	08/25/23	—

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 11.3%(d)
3,875	Federal National Mortgage Association 179193	7.0000	07/01/22	3,887
253	Federal National Mortgage Association 179192	7.5000	07/01/22	253
30,771	Federal National Mortgage Association 426650	6.5000	03/01/24	33,048
99,946	Federal National Mortgage Association 426648	7.0000	04/01/24	102,680
24,753	Federal National Mortgage Association 426646	8.0000	10/01/24	25,044
13,459	Federal National Mortgage Association 426645	8.5000	10/01/24	13,609
1,848	Federal National Mortgage Association 302501	8.5000	12/01/24	1,866
98,690	Federal National Mortgage Association 426651	6.5000	03/01/26	106,048
28,066	Federal National Mortgage Association 511569	8.5000	07/01/26	28,427
220,848	Federal National Mortgage Association AE1268	3.5000	10/01/26	225,654
23,532	Federal National Mortgage Association 367023	7.5000	11/01/26	23,612
372,481	Federal National Mortgage Association AE1285	3.5000	12/01/26	381,197
33,865	Federal National Mortgage Association 367025	8.0000	12/01/26	34,428
834,322	Federal National Mortgage Association AJ1905	3.0000	02/01/27	846,533
147,369	Federal National Mortgage Association 426649	7.0000	02/01/27	153,992
307,683	Federal National Mortgage Association AI9096	3.5000	03/01/27	314,930
11,050	Federal National Mortgage Association 374925	7.5000	03/01/27	11,087
611,743	Federal National Mortgage Association AL3274	3.0000	05/01/27	621,552
504,946	Federal National Mortgage Association AJ1913	3.0000	06/01/27	512,035
34,210	Federal National Mortgage Association 426647	7.5000	06/01/27	35,006
1,803,337	Federal National Mortgage Association AP1217	2.5000	07/01/27	1,796,459

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 43.1% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 11.3%(d) (Continued)
573,913	Federal National Mortgage Association AI9133	3.5000	11/01/27	$ 590,109
1,239,678	Federal National Mortgage Association AR5151	2.5000	04/01/28	1,234,940
133,651	Federal National Mortgage Association AU2244	3.0000	09/01/28	135,939
1,323,756	Federal National Mortgage Association AR5202	3.0000	11/01/28	1,346,428
720,125	Federal National Mortgage Association AR5223	3.0000	02/01/29	732,475
816,493	Federal National Mortgage Association AS2542	3.0000	04/01/29	830,153
619,203	Federal National Mortgage Association AS2465	3.0000	04/01/29	628,499
71,534	Federal National Mortgage Association 488061	7.0000	04/01/29	75,608
850,121	Federal National Mortgage Association AV6988	3.0000	05/01/29	864,695
29,507	Federal National Mortgage Association 488076	7.0000	05/01/29	29,597
1,618,668	Federal National Mortgage Association AV6999	3.0000	06/01/29	1,646,462
1,975,310	Federal National Mortgage Association AV1451	3.0000	06/01/29	2,009,187
1,729,764	Federal National Mortgage Association AV6993	3.0000	06/01/29	1,759,441
1,001,123	Federal National Mortgage Association AV1452	3.0000	07/01/29	1,018,306
101,079	Federal National Mortgage Association 504137	7.5000	07/01/29	106,351
76,634	Federal National Mortgage Association 504148	7.5000	08/01/29	79,447
781,614	Federal National Mortgage Association AV7011	3.0000	09/01/29	794,358
41,336	Federal National Mortgage Association 523120	7.0000	01/01/30	42,078
870,606	Federal National Mortgage Association AV7045	3.0000	02/01/30	885,201
20,623	Federal National Mortgage Association 523123	7.5000	02/01/30	20,693
179,759	Federal National Mortgage Association 567014	6.5000	03/01/31	193,191
820,761	Federal National Mortgage Association AX5513	3.0000	04/01/31	834,551
184,349	Federal National Mortgage Association 573448	6.5000	04/01/31	198,186
867,447	Federal National Mortgage Association AX5544	3.0000	08/01/31	882,034
1,224,390	Federal National Mortgage Association AX5551	2.5000	10/01/31	1,219,678
503,061	Federal National Mortgage Association AX5567	3.0000	12/01/31	510,185
848,648	Federal National Mortgage Association BD9019	3.0000	01/01/32	862,928
793,236	Federal National Mortgage Association 695394	5.0000	06/01/33	864,556
226,114	Federal National Mortgage Association 850040	6.5000	06/01/36	244,139
97,190	Federal National Mortgage Association 931180	5.5000	04/01/39	103,484
568,984	Federal National Mortgage Association 953131	4.5000	09/01/39	605,273
2,698,464	Federal National Mortgage Association AI9098	4.0000	03/01/42	2,825,002
1,766,018	Federal National Mortgage Association AS3545	4.0000	09/01/44	1,848,818
1,790,517	Federal National Mortgage Association AV7027	4.0000	11/01/44	1,874,472

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 43.1% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 11.3%(d) (Continued)
868,070	Federal National Mortgage Association AV7076	3.0000	07/01/45	$ 864,188
584,001	Federal National Mortgage Association AX5471	3.0000	07/01/45	575,755
4,930,087	Federal National Mortgage Association AS8523	3.0000	11/01/46	4,895,859
1,518,855	Federal National Mortgage Association AX5564	3.0000	12/01/46	1,509,563
				41,013,176
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 31.2%
36,527	Government National Mortgage Association 325279	8.0000	09/15/22	36,756
7,323	Government National Mortgage Association 406065	7.5000	01/15/25	7,351
8,072	Government National Mortgage Association 406062	7.5000	01/15/25	8,104
13,297	Government National Mortgage Association 439194	7.5000	08/15/25	13,349
60,286	Government National Mortgage Association 425509	8.0000	09/15/25	63,151
135,812	Government National Mortgage Association 705899	3.5000	01/15/26	138,318
30,669	Government National Mortgage Association 385183	7.5000	01/15/26	31,097
28,844	Government National Mortgage Association 5127	4.0000	07/20/26	29,355
327,972	Government National Mortgage Association 711631	3.5000	02/15/27	334,878
73,481	Government National Mortgage Association 5310	3.5000	02/20/27	73,986
472,387	Government National Mortgage Association 705941	3.0000	04/15/27	477,026
299,731	Government National Mortgage Association 711651	3.5000	05/15/27	306,024
1,014,977	Government National Mortgage Association 740018	3.5000	07/15/27	1,038,617
437,666	Government National Mortgage Association 705951	2.5000	08/15/27	431,429
955,796	Government National Mortgage Association 744440	3.5000	10/15/27	978,038
322,490	Government National Mortgage Association 705956	2.5000	11/15/27	317,914
35,217	Government National Mortgage Association 711707	2.5000	01/15/28	34,859
385,218	Government National Mortgage Association 767026	2.5000	02/15/28	379,718
436,157	Government National Mortgage Association 721979	2.5000	03/15/28	431,724
428,688	Government National Mortgage Association 722012	3.0000	09/15/28	432,911
387,216	Government National Mortgage Association 722016	2.5000	12/15/28	381,725
434,571	Government National Mortgage Association 722033	3.0000	06/15/29	436,701
58,436	Government National Mortgage Association 626932	3.0000	04/15/30	58,911
105,723	Government National Mortgage Association 548539	6.0000	10/15/31	113,105
433,712	Government National Mortgage Association 635142	3.0000	11/20/31	438,023
114,484	Government National Mortgage Association 636427	6.0000	11/15/34	122,371
106,801	Government National Mortgage Association 636567	6.0000	07/15/35	114,271
67,492	Government National Mortgage Association 643754	6.0000	10/15/35	72,139

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 43.1% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 31.2% (Continued)
177,845	Government National Mortgage Association 592885	6.0000	05/15/36	$ 190,286
1,888,960	Government National Mortgage Association 655703	6.0000	08/15/37	2,121,261
1,494,864	Government National Mortgage Association 722002	3.5000	03/15/38	1,560,600
651,763	Government National Mortgage Association 767055	3.0000	05/15/38	655,579
885,952	Government National Mortgage Association 767066	3.0000	06/15/38	891,149
2,494,821	Government National Mortgage Association 721997	3.5000	01/15/39	2,604,535
1,423,497	Government National Mortgage Association 678638	4.5000	08/15/39	1,574,000
576,933	Government National Mortgage Association 678639	5.0000	08/15/39	635,930
1,801,454	Government National Mortgage Association 678641	4.5000	09/15/39	1,991,876
131,457	Government National Mortgage Association 719894	4.5000	09/15/39	140,241
1,040,525	Government National Mortgage Association 678642	5.0000	09/15/39	1,156,142
699,551	Government National Mortgage Association 678645	4.5000	10/15/39	773,504
457,986	Government National Mortgage Association 678646	5.0000	10/15/39	502,509
526,805	Government National Mortgage Association 678643	5.5000	11/15/39	580,241
377,282	Government National Mortgage Association 678660	5.0000	03/15/40	411,743
527,149	Government National Mortgage Association 722009	3.5000	07/15/40	544,284
1,838,976	Government National Mortgage Association 705892	4.0000	11/15/40	1,969,854
441,296	Government National Mortgage Association 705894	4.5000	11/15/40	482,762
545,870	Government National Mortgage Association 705937	4.0000	01/15/42	579,008
2,107,874	Government National Mortgage Association 705936	3.5000	02/15/42	2,200,635
57,451	Government National Mortgage Association 5302	3.5000	02/20/42	57,556
2,294,899	Government National Mortgage Association 711653	3.5000	05/20/42	2,402,044
1,929,116	Government National Mortgage Association 721969	3.0000	11/15/42	1,940,421
2,043,660	Government National Mortgage Association 711731	3.0000	03/15/43	2,055,651
1,781,324	Government National Mortgage Association 722001	3.5000	06/15/43	1,859,731
975,996	Government National Mortgage Association 722008	3.0000	08/15/43	981,719
1,205,622	Government National Mortgage Association 722010	3.5000	08/15/43	1,258,723
693,974	Government National Mortgage Association 722011	4.0000	08/15/43	740,766
2,702,839	Government National Mortgage Association 722013	3.5000	09/15/43	2,821,682
661,591	Government National Mortgage Association 722020	3.0000	12/15/43	664,407
2,061,093	Government National Mortgage Association 722021	3.5000	12/15/43	2,151,869
4,321,872	Government National Mortgage Association 609103	3.5000	01/15/44	4,512,259
2,370,362	Government National Mortgage Association 609163	3.5000	07/15/44	2,474,764
2,996,518	Government National Mortgage Association 609200	3.5000	10/15/44	3,128,504

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 43.1% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 31.2% (Continued)
2,203,318	Government National Mortgage Association 609214	3.0000	11/20/44	$ 2,219,349
2,920,721	Government National Mortgage Association 626921	3.0000	03/15/45	2,937,848
8,810,453	Government National Mortgage Association 626934	3.0000	04/20/45	8,874,744
5,705,438	Government National Mortgage Association 626941	3.0000	05/15/45	5,738,892
3,195,287	Government National Mortgage Association 635068	3.0000	04/15/46	3,214,017
2,440,569	Government National Mortgage Association AE3319	3.0000	07/15/46	2,454,873
1,603,944	Government National Mortgage Association AW2756	3.0000	09/15/46	1,613,342
1,877,587	Government National Mortgage Association 635133	3.0000	10/20/46	1,891,295
2,574,476	Government National Mortgage Association AW3558	3.0000	11/15/46	2,589,573
1,123,539	Government National Mortgage Association 635153	3.0000	12/20/46	1,131,717
2,187,714	Government National Mortgage Association 690615	3.0000	06/15/47	2,200,532
2,351,313	Government National Mortgage Association 690625	3.0000	07/20/47	2,368,461
604,062	Government National Mortgage Association BC3027	3.0000	03/15/48	607,604
2,344,800	Government National Mortgage Association AD6371	3.0000	03/15/48	2,358,542
3,370,662	Government National Mortgage Association BE1665	4.0000	05/20/48	3,579,126
3,024,933	Government National Mortgage Association	4.0000	09/15/48	3,241,285
1,145,756	Government National Mortgage Association BJ1540	3.5000	09/20/48	1,199,443
822,746	Government National Mortgage Association BJ1536	3.5000	09/20/48	861,290
2,942,303	Government National Mortgage Association BJ9877	4.0000	11/15/48	3,152,807
2,002,958	Government National Mortgage Association BJ9885	4.0000	12/15/48	2,144,933
1,193,894	Government National Mortgage Association BJ9893	3.5000	12/20/48	1,249,827
1,083,858	Government National Mortgage Association BJ9892	3.5000	01/15/49	1,131,578
				112,679,164
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $153,889,703)			155,920,117

Shares
	SHORT-TERM INVESTMENT — 11.8%
	MONEY MARKET FUND - 11.8%
42,806,283	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 0.01% (Cost $42,806,283)(e)			42,806,283

	TOTAL INVESTMENTS - 99.6% (Cost $321,206,247)			$ 360,396,063
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%			1,343,534
	NET ASSETS - 100.0%			$ 361,739,597

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

US0001M	ICE LIBOR USD 1 Month

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees. The total value of these securities is $$284,584 or 0.1% of net assets.
(b)	Interest only securities.
(c)	Variable rate security; the rate shown represents the rate on March 31, 2022.
(d)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(e)	Rate disclosed is the seven day effective yield as of March 31, 2022.